Contingent liabilities and commitments (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Other liabilities	[1]		£ 75,066.0
Financial Services Compensation Scheme [Member]
Disclosure of contingent liabilities [line items]
Compensation to depositors		£ 4,700.0	15,700.0
Financial Services Compensation Scheme [Member] | HM Treasury loan facility [Member] | Bradford and Bingley [Member]
Disclosure of contingent liabilities [line items]
Repayment of loan facility		10,900.0
FSCS liability for the interest levy [Member]
Disclosure of contingent liabilities [line items]
Other liabilities		£ 2.7	£ 55.0

[1]

As at 31 December 2017, other assets includes balances of £1,193m (2016: £71,454m) and other liabilities includes balances of £ nil m (2016: £65,292m) relating to amounts held for sale. Please refer to Note 4 3 for details.